Other Intangibles, Net (Schedule Of Other Intangibles) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other intangibles, net	$ 523,709
Goodwill [Member]
Other intangibles, net	58,094
Customer Relationships [Member]
Other intangibles, net	346,647
Contractual Vendor Intangible Assets [member]
Other intangibles, net	47,580
Tradename And Other Intangible Assets [Member]
Other intangibles, net	$ 71,388